7. INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details Narrative
Useful lives of intangible assets			14 years	14 years	14 years
Amortization expense	$ 16,071	$ 16,071	$ 48,213	$ 48,213	$ 64,286	$ 64,286